SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Accounts receivable, allowance for credit loss	$ 249,711		$ 249,711		$ 213,787	$ 148,520
Asset impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0	0
Property, plant and equipment, salvage value, percentage	5.00%		5.00%		5.00%		5.00%	5.00%
Impairment, long-lived asset, held-for-use					$ 0	0
Uncertain tax positions					0	0
Advertisement revenue	$ 0	$ 802,817	$ 0	$ 1,297,681	1,944,811	1,863,785
Services advertisement revenue					$ 0	$ 6,558
Vat of gross sales price percentage			6.00%		6.00%
Cash FDIC insured amount	$ 72,500		$ 72,500		$ 72,500		¥ 500,000	¥ 500,000
Potentially dilutive securities | shares					0	0
Hotel [Member]
Product Information [Line Items]
Vat of gross sales price percentage					6.00%
Health Care [Member]
Product Information [Line Items]
Vat of gross sales price percentage			0.00%		0.00%
Prior to May 1, 2018 [Member]
Product Information [Line Items]
Vat of gross sales price percentage					13.00%
Since April One Two Thousand Nineteen [Member]
Product Information [Line Items]
Vat of gross sales price percentage			13.00%